Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of information related to operating leases

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2019	2020
	RMB	RMB
Operating lease cost (i)	360,383	433,412
Cash paid for amounts included in the measurement of operating lease liabilities	284,969	323,836
Right-of-use assets obtained in exchange for operating lease obligations	179,350	658,168
(i)	Included short-term lease cost of RMB65.6 million and RMB27.6 million and amortization expenses of land use rights of RMB72.2 million and RMB84.7 million for the year ended December 31, 2019 and 2020, respectively.

Schedule of information related to operating lease terms and discount rates

The following table provides a summary of the Group’s operating lease terms and discount rates as of December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
Weighted average remaining lease term	1.93 years	2.27 years
Weighted average discount rate	4.35%	4.16%

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2020 were as follows (in thousands):

RMB
2021	338,476
2022	204,759
2023	129,932
2024	101,764
2025	58,858
Thereafter	34,596
Total operating lease payments	868,385
Less: imputed interest	(62,650)
Total	805,735